SHARE CAPITAL (Details Narrative)									6 Months Ended
	Aug. 02, 2023 USD ($) $ / shares shares	Mar. 30, 2023 USD ($) $ / shares shares	Jan. 13, 2023 USD ($) $ / shares shares	Jan. 10, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) Investors $ / shares shares	Jun. 10, 2021 USD ($) Investors $ / shares shares	Feb. 17, 2021	Feb. 12, 2021 USD ($) $ / shares shares	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 $ / shares shares
IfrsStatementLineItems [Line Items]
Aggregate the number of share sale | shares								588,235
Gross Proceeds from pricing of public offering | $								$ 2,100,000
Purchase price of per share							5 years	5 years
Proceeds from offering | $								$ 1,860,000
Percentage of aggregate number of shares sold in offering								5.00%
Warrants exercise price per share | $ / shares								$ 4.46
Number of institutional accredited investors | Investors					2	3
Number of shares issued | shares		5,681,820	1,234,568	1,625,000						854,139
Purchase price of per share | $ / shares								$ 3.57
Par value per share | $ / shares			$ 0.024	$ 0.024						$ 0.024
Share price, per share | $ / shares		$ 0.88	$ 0.81	$ 0.80
Proceeds from issuing shares | $		$ 5,000,000	$ 1,000,000	$ 1,300,000
Chief Financial Officer [Member]
IfrsStatementLineItems [Line Items]
Aggregate of warrants | shares										45,365
Fair value of shares issued | ¥									¥ 326,309
Former and chief executive officer [member]
IfrsStatementLineItems [Line Items]
Aggregate of warrants | shares										487,251
Fair value of shares issued | ¥									2,936,777
Director [Member]
IfrsStatementLineItems [Line Items]
Aggregate of warrants | shares										1,680,000
Fair value of shares issued | ¥									7,187,489
Employees [member]
IfrsStatementLineItems [Line Items]
Aggregate of warrants | shares										2,117,211
Fair value of shares issued | ¥									¥ 18,059,565
Weilai will zhang [member]
IfrsStatementLineItems [Line Items]
Proportion of voting rights held in associate percentage		52.13%
Major ordinary share transactions [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	2,083,333
Share price, per share | $ / shares	$ 0.48
Proceeds from issuing shares | $	$ 1,000,000
Proportion of voting rights held in associate percentage		15.15%
Investor warrants [member]
IfrsStatementLineItems [Line Items]
Purchase price of per share						5 years
Proceeds from offering | $					$ 1,000,000	$ 3,180,285
Warrants exercise price per share | $ / shares					$ 0.82	$ 3.42
Warrants to purchase shares of common stock | shares					1,666,667	913,875
Placement agent warrants [member]
IfrsStatementLineItems [Line Items]
Percentage of aggregate number of shares sold in offering					5.00%	5.00%
Warrants exercise price per share | $ / shares					$ 0.75	$ 4.35
Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares					1,666,667	913,875
Purchase price of per share | $ / shares					$ 0.60	$ 3.48
Securities purchase agreement [member] | Investor warrants [member]
IfrsStatementLineItems [Line Items]
Closing price for the common shares preceding execution of the SPA | $ / shares						$ 3.42